SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Jan. 02, 2022
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	30 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	20 years
Manufacturing equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	7 years
Manufacturing equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	15 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	7 years
Solar power systems
Property, Plant and Equipment [Line Items]
Useful Lives in Years	30 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives in Years	5 years